INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Inventories [Abstract]
Disclosure of detailed information about inventories [Text Block]
	12-31-2024	12-31-2023
Components of inventory	ThU.S.$	ThU.S.$
Raw materials	166,695	141,554
Production supplies	209,201	202,924
Work in progress	82,565	84,644
Finished godos	762,086	721,267
Spare parts	235,713	249,457
Total inventories	1,456,260	1,399,846